U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
U.S. Bancorp (Parent Company)

NOTE 24	U.S. Bancorp (Parent Company)
Condensed Balance Sheet

At December 31 (Dollars in Millions)	2020	2019

Assets
Due from banks, principally interest-bearing	$12,279	$11,583
Available-for-sale investment securities	1,469	1,631
Investments in bank subsidiaries	52,551	48,518
Investments in nonbank subsidiaries	3,286	3,128
Advances to bank subsidiaries	3,850	3,850
Advances to nonbank subsidiaries	1,118	1,465
Other assets	869	1,211

Total assets	$75,422	$71,386

Liabilities and Shareholders’ Equity
Short-term funds borrowed	$–	$8
Long-term debt	20,924	18,602
Other liabilities	1,403	923
Shareholders’ equity	53,095	51,853

Total liabilities and shareholders’ equity	$75,422	$71,386
Condensed Income Statement

Year Ended December 31 (Dollars in Millions)	2020	2019	2018

Income
Dividends from bank subsidiaries	$1,500	$7,100	$5,300
Dividends from nonbank subsidiaries	24	6	6
Interest from subsidiaries	172	317	220
Other income	85	25	33

Total income	1,781	7,448	5,559

Expense
Interest expense	433	551	471
Other expense	140	140	133

Total expense	573	691	604

Income before income taxes and equity in undistributed income of subsidiaries	1,208	6,757	4,955
Applicable income taxes	(78)	(92)	(91)

Income of parent company	1,286	6,849	5,046
Equity in undistributed income of subsidiaries	3,673	65	2,050

Net income attributable to U.S. Bancorp	$4,959	$6,914	$7,096
Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2020	2019	2018

Operating Activities
Net income attributable to U.S. Bancorp	$4,959	$6,914	$7,096
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,673)	(65)	(2,050)
Other, net	907	231	359

Net cash provided by operating activities	2,193	7,080	5,405

Investing Activities
Proceeds from sales and maturities of investment securities	258	291	39
Purchases of investment securities	–	(1,013)	(10)
Net (increase) decrease in short-term advances to subsidiaries	347	578	(488)
Long-term advances to subsidiaries	–	(2,600)	(500)
Principal collected on long-term advances to subsidiaries	–	2,550	–
Other, net	379	(341)	304

Net cash provided by (used in) investing activities	984	(535)	(655)

Financing Activities
Net increase (decrease) in short-term borrowings	(8)	8	(1)
Proceeds from issuance of long-term debt	2,750	3,743	2,100
Principal payments or redemption of long-term debt	(1,200)	(1,500)	(1,500)
Proceeds from issuance of preferred stock	486	–	565
Proceeds from issuance of common stock	15	88	86
Repurchase of common stock	(1,672)	(4,525)	(2,822)
Cash dividends paid on preferred stock	(300)	(302)	(274)
Cash dividends paid on common stock	(2,552)	(2,443)	(2,092)

Net cash used in financing activities	(2,481)	(4,931)	(3,938)

Change in cash and due from banks	696	1,614	812
Cash and due from banks at beginning of year	11,583	9,969	9,157

Cash and due from banks at end of year	$12,279	$11,583	$9,969
Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.
Dividend payments to the Company by its subsidiary bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by minimum capital constraints for all national banks.